Revenues (Details) - Schedule of Composition - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenues (Details) - Schedule of Composition [Line Items]
Total revenues	$ 1,754	$ 1,647
Consoles [Member]
Revenues (Details) - Schedule of Composition [Line Items]
Total revenues	746	654
Disposables [Member]
Revenues (Details) - Schedule of Composition [Line Items]
Total revenues	908	719
Exclusive distribution agreement and other services [Member]
Revenues (Details) - Schedule of Composition [Line Items]
Total revenues	$ 100	$ 274